Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax
Exploration and evaluation assets	$ (9,990,074)	$ (1,426,133)
Property and equipment	(60,011)
Convertible debt	(327,305)
Assets held for sale	311,357
Asset retirement obligation	1,249,406
Non-capital losses	6,685,079	1,426,133
Net deferred tax assets (liabilities)	$ (2,131,548)